SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Awards Granted
The following tables presents the grant dates, number of underlying shares and related exercise prices of awards granted to employees and non-employees during the years 2016, 2015and 2014 as well as the estimated fair value of the underlying ordinary shares on the grant date:

Grant date	No. of options	Expiration date	Exercise price		Fair value on grant date
October 14, 2014 (1)	581,542	October 14, 2024	(*	)	$3.01
February 24, 2015 (4)	302,420	February 24, 2025	$5.06		$2.73
March 15, 2015 (5)	60,484	March 15, 2025	$5.08		$2.71
May 19, 2015 (6)	523,621	May 19, 2025	$4.57		$2.50
June 1, 2015 (7)	48,387	June 1, 2025	$5.06		$2.80
June 3, 2015 (8)	189,043	June 3, 2025	$4.35		$2.60
August 13, 2015 (9)	324,750	August 13, 2025	$3.68		$1.80
August 13, 2015 (10)	425,000	August 13, 2025	$3.68		$1.85
October 20, 2015 (11)	38,369	October 20, 2025	$2.79		$1.72
February 29, 2016 (12)	19,680	March 1, 2026	$2.37		$2.01
May 4, 2016 (13)	91,247	May 4, 2026	$2.89		$1.45
August 4, 2016 (14)	4,839	August 4, 2026	$1.28		$1.70
October 31, 2016 (15)	2,420	October 31, 2026	$1.97		$1.32

Grant date	No. of warrants	Expiration date	Exercise price		Fair value on grant date
February 18, 2015	100,000	February 18, 2019	$7.50		$1.62
February 24, 2015	15,000	February 24, 2019	$6.00		$2.25
October 14, 2014 (2)	221,539	October 14, 2022	(*	)	$3.01
Various dates in 2015 (3)	87,127	Various dates in 2017	(**	)	$1.43

(*)  See Note 11B(1)
(**) See Note 11B(4)

Schedule of Parameters Used in Valuing Fair Value of Options
The parameters which were used in applying the model are as follows:

	Share price (in $)	Exercise price (in $)	Expected volatility (in %)	Option term (in years)	Risk free interest rate (in %)	Anticipated rate of dividends (in %)
October 14, 2014	3.01	See Note 11B (1).	50-60	5-6	1.45-1.72	0
February 18, 2015	5.06	7.50	55	4	1.36	0
February 24, 2015	5.12	6	56	4	1.29	0
February 24, 2015	5.12	5.06	55-62	5-6.5	1.47-1.79	0
March 15, 2015	5.08	5.08	55-61	5-6.5	1.59-1.92	0
May 19, 2015	4.22	4.57	44-60	5.5-7	1.62-2.03	0
June 1, 2015	4.18	5.06	56-61	5-6.5	1.50-2.20	0
June 3, 2015	4.35	4.35	56-61	5-10	1.50-2.20	0
August 13, 2015	3.44	3.68	55-60	5.5-7	1.58-1.94	0
August 13, 2015	3.44	3.68	55-60	5.5-7	1.58-1.94	0
October 20, 2015	3.00	2.79	57-61	5-10	1.75-2.28	0
February 29, 2016	3.20	2.37	59.32	5-10	1.70	0
May 4, 2016	2.70	2.89	59.43	5-10	1.20	0
August 4, 2016	2.44	1.28	59.72	5-10	1.33	0
October 31, 2016	2.22	1.97	59.27	5-10	2.10	0

Schedule of Share-Based Compensation
	For the year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Research and development, net	234	790	104
General and administrative	975	2,934	208
Total	1,209	3,724	312

Schedule of Stock Option Activity
		Year ended December 31, 2016
	Number of options	Weighted average of exercise price (in $)	Average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	2,773,171	4.01	7.99	(5,878)
Granted	118,186	2.72
Exercised	-	-
Forfeited	(396,529)	4.21
Outstanding at the end of the year	2,494,828	3.92	7.39	(3,908)

Exercisable at the end of the year	1,280,694	3.90	6.34	(1,986)

		Year ended December 31, 2015
	Number of options	Weighted average of exercise price (in $)	Average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	1,299,514	2.73	7.36	1,854
Granted	1,950,547	4.28
Exercised	(307,467)	0.05
Forfeited	(169,423)	4.6
Outstanding at the end of the year	2,773,171	4.01	7.99	(5,878)

Exercisable at the end of the year	1,092,544	3.89	5.94	(2,180)

		Year ended December 31, 2014
	Number of options	Weighted average of exercise price (in $)	Average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	771,446	3.02	5.55	510
Granted	581,542	2.56
Exercised	-	-
Forfeited	(53,474)	4.94
Outstanding at the end of the year	1,299,514	2.73	7.36	1,854

Exercisable at the end of the year	619,057	2.92	5.15	1,854